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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

Alger Capital Appreciation Institutional Fund |Alger LargeCap Growth Institutional Fund | Alger MidCap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund |

The Alger

Institutional Funds

SEMI-ANNUAL REPORT
April 30, 2009
(Unaudited)

Table of Contents

THE ALGER INSTITUTIONAL FUNDS

Letter to Our Shareholders	1

Fund Highlights	9

Portfolio Summary	13

Schedules of Investments	14

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	44

Notes to Financial Statements	52

Additional Information	62

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Dear Shareholders,	May 25, 2009

We can look at the last six months as the melting away of an illusion; as a time when reality has come painfully back into play. Many philosophers built vast realms of study on the idea that misguided reason can twist reality into something that perhaps suits us in the moment but ultimately only serves to keep us in an illusory state—and, in our current case, wreak havoc on our economy and our confidence.

The housing and credit crises and ensuing financial breakdown began with an illusion based on flawed ideas held by many financial lenders and insurers: the latent belief that growth in the housing market would continue unhampered on its upward trajectory. Underlying the assumption of unimpeded growth was the idea that financial derivatives could not only provide the increase in debt necessary to support the financial system but also manage the associated risk. In the mid-2000s, the illusion grew as more and more lenders extended more and more credit to “subprime” borrowers who, if their circumstances declined, were less and less likely to be able to pay the loans back. Although the practice was based on a belief that growth would continue, experience has shown again and again that the upward trend of growth over time is much more jagged than we like to recall.

When the illusion disintegrated, not only did the borrowers suffer from foreclosures, but the resulting housing crisis created a massive ripple effect that crippled the U.S.’s major financial firms. Along with the weakening of the financial sector, so went credit availability, consumer spending, jobs, and, ultimately, consumer confidence. By the fourth quarter of 2008, the scale of the crisis had ceased to be solely “subprime”—it had gone global. Into the first quarter of 2009, the volatility continued with the Dow Jones Industrial Average(i) climbing as high as 9,034 points and falling as low as 6,547 points.

Toward the end of the first quarter and into the second quarter of the calendar year, economic indicators were struggling to recover. Retail sales fell 1.3% in March and a further 0.4% in April—a larger dip than expected. The Consumer Price Index declined 0.7% on an annual basis in April, only the second year-over-year decline in nearly 54 years following March’s 0.4% drop(ii). Industrial production decreased 0.5% in April after having fallen 1.7% in March(iii). And GDP for the first quarter of 2009 decreased 6.1% compared to the fourth quarter of 2008, which experienced a decline of 6.3%.

Europe did not fare much better. GDP fell 2.5% in the first quarter of 2009 versus the last quarter of 2008, which experienced a decline of 1.5%—the figures were for both the 16-country euro currency zone and the broader 27-country European Union bloc(iv). China is anticipated to fare less poorly, and although its export growth is expected to slow, the country is taking measures to focus on innovation rather than outright cost-efficiency.

Emerging from the Darkness

Plato famously dealt with illusion in what came to be called Plato’s Cave. He described people in a cave whose notion of reality was entirely comprised of shadows projected on a wall. Similarly, one could say that we were in such a cave, deceived by the shadows of easy credit, with no real idea of the hows or whys of what we were seeing.

Now, however, we are beginning to see clearly where things unraveled. Actions are being taken by the Obama administration as well as the housing, financial, and automotive industries to stave off a repetition of the disaster; whether or not those actions will succeed remains to be seen.

What we do know is that, as of the date of this writing, some light has begun to shine in growth investing. In the first quarter, growth funds beat their value rivals by the largest margin in nine years. As of April 28, mid-cap growth funds were up 4.3%, small-cap growth funds were up 0.8%, and large-cap growth funds were up 2.6%, according to investment researcher Morningstar Inc.—a sign that investors are beginning to shed their aversion to risk and test the market.

Then and Now

Much has been made of the similarities between the current downturn and the Great Depression. During the “Roaring Twenties,” people were busy buying automobiles and appliances on credit and eagerly speculating in the stock market, feeding the illusion that the good times would continue to roll.

Then, like now, thought—in terms of easy credit and unimpeded growth—was divorced from reality. Back then, however, government policy either declined to intervene or, worse, intervened in ways that exacerbated rather than alleviated the financial crisis, thus allowing the devastation to spread across the U.S. economy. Things today move much more quickly. The current economy has turned downward faster in a shorter period of time than in any prior period, including the Depression. Fortunately, our government has responded with alacrity and, in a broad sense, moved in the right direction both by injecting massive amounts of liquidity into the financial system and by proactively assuring consumers of the safety of their savings and deposit accounts. As a result, we are likely to emerge faster from this crisis, and certainly much faster than in the 1930s. Government cannot be the only driver of recovery. Today, the depth and breadth of investors in markets across the globe is much stronger than ever before, and their actions will likely speed and strengthen the shape of recovery in both equity and debt markets.

As we have noted in our Alger Market Commentaries (see www.alger.com), companies were quick to respond to the downturn in the second half of 2008 by moving rapidly to cut expenses. At the end of the first quarter of 2009, as we tracked the corporate earnings results of the companies we follow, we discovered a pattern: despite the rapidity of the economic downturn, we saw companies reporting free cash flow of both absolute strength and relative resilience. We expect the continued stabilization of the U.S. economy and company fundamentals to support the market’s rally from March lows.

We are already seeing signs of a bottoming in the housing market in the earliest-hit and hardest-hit areas of the U.S. where declines in foreclosures and short sales have begun to occur. Looking at Orange County, California, home prices increased 2.5% in March from February; sales jumped 27.5% in March from February and 47.4% from last year, according to the California Association of Realtors. The county had about four months of inventory as of May, a level not seen since April 2006. Inventory was at eight months a year ago and peaked at 11 months in 2007.

As a lagging indicator, the unemployment rate won’t yield for a while as companies are expected to be slow to add new jobs, but the market can rebound long before the level of employment does. The unemployment rate hit a 25-year high in April, but there were signs of hope as the monthly job loss total for April fell to 539,000, down from 699,000 jobs lost in March and the lowest level in six months—since October, when the economy shed 380,000 jobs.

The Institute for Supply Management’s manufacturing index, a key measure of manufacturing activity, rose for the fourth straight month in April, suggesting the sector may be stabilizing even though the indicator has been at the contraction level for 15 months in a row. And the Consumer Confidence Index, which had posted a slight increase in March, improved considerably in April. The Index now stands at 39.2 (1985=100), up from 26.9 in March.

Apart from the Crowd

Looking forward, we are grounded in a more complete picture of reality—for the overall economy and our firm. Danish philosopher Søren Kierkegaard, too, examined illusion in a way, writing that crowds limit and stifle the unique individual. Like any economic bubble, we can, of course, now say in hindsight that the adjoining crises were a result of exactly this kind of crowd mentality. The resulting economic disaster, while painful, has effectively broken up the crowd, razing the illusion and once again opening the investing field up to new and creative opportunities. There is, after all, a stunning amount of cash on the sidelines. The savings rate is up to 5%, meaning that there is about $500 billion currently being held in cash. As consumer confidence repairs itself, the sidelined cash will be invested. While we believe that the economy will technically be in recession for most of 2009, negative GDP figures will gradually become less severe.

The stock market, however, is a discounting mechanism; investors look forward toward the potential range of economic, sector, and company-specific outcomes in terms of revenues, margins, profits, and growth to assess the value of equity. At Alger, our investment process includes valuation analysis that considers outcomes that are both highly pessimistic and optimistic. Most of the time, we observe stocks selling within ranges that reflect varying but ultimately balanced views between the divergent possibilities.

Occasionally, however, the crowd mentality of the market overwhelms such rational behavior and investors see something entirely different: equities of companies, even the strongest, suddenly priced to fail. We believe the S&P 500 Index(v) lows in March reflected such an event and, thus, we are increasingly confident that those lows will mark the bottom. Because we do not expect the economy—and, in particular, investor sentiment about economic recovery and future growth—to recover in a straight line, we think continued market volatility is likely. The inevitable sell-offs in the stock market that will accompany such uncertain economic progress will offer excellent buying opportunities for patient, long-term investors.

During the last six months, we had limited exposure to the hardest-hit areas of the financial sector, and our performance was largely a result of the market’s broad and indiscriminate decline. Even in the best of times investing is a challenge; however, it is during bad times that an investment firm proves its capability to manage through crisis, focus on improving performance, and not only endure but also improve upon its strengths. Alger investment professionals have remained focused and disciplined in executing upon our consistent investment philosophy and process. Now in 2009, our 45th year in the business of investing, we have successfully passed through many shadowy times and found new opportunities amidst economic and generational change.

Kierkegaard once wrote, “The task must be made difficult, for only the difficult inspires the noble-hearted.” We have perhaps encountered the most difficult task our generation will see, and our firm has come out of it more inspired than ever to deliver exceptional investment results for an exceptional group of individuals and institutions: our clients.

Portfolio Matters

Alger Capital Appreciation Institutional Fund

The Alger Capital Appreciation Institutional Fund returned 0.31% for the six months ended April 30, 2009, compared to the Russell 3000 Growth Index(vi) return of -1.70%.

During the period, the largest portfolio weightings in the Alger Capital Appreciation Institutional Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Information Technology sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Materials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Apple Inc., Transocean Ltd., Google Inc. (ClA), Chesapeake Energy Corp., and Marvell Technology Group Ltd.. Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Gildan Activewear Inc., Abbott Laboratories, Covidien Ltd., and Activision Blizzard Inc.

Alger LargeCap Growth Institutional Fund

The Alger LargeCap Growth Institutional Fund returned -0.46% for the fiscal year ended April 30, 2009, compared with a return of -1.54% for the Russell 1000 Growth Index(vii).

During the period, the largest portfolio weightings in the Alger LargeCap Growth Institutional Fund were in the Information Technology and Consumer Staples sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Health Care sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Industrials and Financials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Weatherford International Ltd., Wyeth, Research In Motion Ltd., QUALCOMM Inc., and Walgreen Co. Conversely, detracting from overall results on a relative basis were McDermott International Inc., General Electric Co., Devon Energy Corp., JPMorgan Chase & Co., and Freeport-McMoRan Copper & Gold Inc.

Alger MidCap Growth Institutional Fund

For the six months ended April 30, 2009, the Alger MidCap Growth Institutional Fund returned -1.32%, compared to the Russell MidCap Growth Index(viii) with a return of 2.70%.

During the period, the largest portfolio weightings in the Alger MidCap Growth Institutional Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Financials sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Information Technology and Health Care.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Chico’s FAS Inc., Mylan Inc., SPX Corp., Optimer Pharmaceuticals Inc., and Hansen Natural Corp. Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Gildan Activewear Inc., McDermott International Inc., United Therapeutics Corp., and Tessera Technologies Inc.

Alger SmallCap Growth Institutional Fund

The Alger SmallCap Growth Institutional Fund returned 2.10% for the six months ended April 30, 2009, compared to the Russell 2000 Growth Index(ix), which returned -3.78%.

During the period, the largest portfolio weightings in the Alger SmallCap Growth Institutional Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Industrials and Health Care sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Telecommunications Services and Consumer Staples.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Optimer Pharmaceuticals Inc., AECOM Technology Corp., VistaPrint Ltd., priceline.com Inc., and URS Corp. Conversely, detracting from overall results on a relative basis were Tenet Healthcare Corp., Icon PLC (ADS), Microsemi Corp., Ann Taylor Stores Corp., and International Coal Group Inc.

Respectfully submitted,

Daniel C. Chung
Chief Investment Officer

(i)

The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

(ii)	Labor Department
(iii)	Federal Reserve
(iv)	EU statistics office
(v)	Standard & Poor’s 500 Index is an index of the 500 largest and most profitable companies in the United States.
(vi)	The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(vii)

The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(viii)

The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(ix)

The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Funds. Funds returns represent the fiscal six-month period return of Class I shares. The performance data quoted represents past performance, which is not an indication or guarantee of future results.

Standardized performance results can be found on the following page. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Funds’ management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedules of Investments for each fund that is included in this report for a complete list of fund holdings as of April 30, 2009. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, may have been held by the Funds during the six-month fiscal period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that participate in leveraging, such as the Capital Appreciation Institutional Fund, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Funds’ net asset value can decrease more quickly than if the Funds had not borrowed. For a more detailed discussion of the risks associated with these Funds, please see the Funds’ Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Institutional Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

FUND PERFORMANCE AS OF 3/31/09 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class I
(Inception 11/8/93)	(34.99)%	0.67%	(1.42)%	8.90%
Alger Capital Appreciation Class R
(Inception 1/27/03)	(35.34)%	0.15%	n/a	5.57%
Alger LargeCap Growth Class I
(Inception 11/8/93)	(39.22)%	(5.57)%	(4.66)%	4.89%
Alger LargeCap Growth Class R
(Inception 1/27/03)	(39.55)%	(6.05)%	n/a	0.41%
Alger MidCap Growth Class I
(Inception 11/8/93)	(49.10)%	(6.27)%	1.36%	9.51%
Alger MidCap Growth Class R
(Inception 1/27/03)	(49.34)%	(6.74)%	n/a	1.45%
Alger SmallCap Growth Class I
(Inception 11/8/93)	(36.12)%	(2.00)%	(2.45)%	6.01%
Alger SmallCap Growth Class R
(Inception 1/27/03)	(36.43)%	(2.45)%	n/a	5.25%

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Fund Highlights Through April 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF 4/30/09

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class I (Inception 11/8/93)	(32.96)%	3.47%	(0.89)%	9.50%
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	4.86%

Class R (Inception 1/27/03)	(33.32)%	2.94%	n/a	7.05%
Russell 3000 Growth Index	(31.47)%	(2.33)%	n/a	2.74%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. The figures for the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF 4/30/09

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class I (Inception 11/8/93)	(37.52)%	(3.08)%	(3.88)%	5.43%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	5.09%

Class R (Inception 1/27/03)	(37.80)%	(3.56)%	n/a	1.75%
Russell 1000 Growth Index	(31.56)%	(2.38)%	n/a	2.54%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2009 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF 4/30/09

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class I (Inception 11/8/93)	(46.31)%	(3.02)%	2.15%	10.26%
Russell Midcap Growth Index	(35.66)%	(0.76)%	0.02%	5.99%

Class R (Inception 1/27/03)	(46.59)%	(3.49)%	n/a	3.27%
Russell Midcap Growth Index	(35.66)%	(0.76)%	n/a	5.66%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through April 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. The figures for the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF 4/30/09

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class I (Inception 11/8/93)	(32.41)%	0.87%	(1.72)%	6.69%
Russell 2000 Growth Index	(30.36)%	(1.67)%	(1.06)%	2.98%

Class R (Inception 1/27/03)	(32.71)%	0.41%	n/a	6.93%
Russell 2000 Growth Index	(30.36)%	(1.67)%	n/a	5.54%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863

PORTFOLIO SUMMARY*

April 30, 2009 (Unaudited)

	CAPITAL	LARGECAP	MIDCAP	SMALLCAP
	APPRECIATION	GROWTH	GROWTH	GROWTH
	INSTITUTIONAL	INSTITUTIONAL	INSTITUTIONAL	INSTITUTIONAL
SECTORS	FUND	FUND	FUND	FUND
Consumer Discretionary	10.2%	8.2%	18.0%	14.9%
Consumer Staples	11.6	14.9	4.8	3.8
Energy	7.2	8.4	7.7	6.0
Financials	6.0	4.3	7.3	6.3
Health Care	17.8	14.9	19.4	22.3
Industrials	9.3	9.2	9.4	12.4
Information Technology	29.6	31.3	27.0	26.3
Materials	4.8	3.3	3.4	1.6
Telecommunication Services	1.2	0.7	2.4	1.9
Utilities	1.2	0.0	1.0	1.3
Short-Term Investments and Net Other
Assets	1.1	4.8	(0.4)	3.2
	100.0%	100.0%	100.0%	100.0%

* Based on net assets for each Fund.

THE ALGER INSTITUTIONAL FUNDS |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—5.6%
BE Aerospace Inc. *	1,030,800	$11,122,332
General Dynamics Corp.	88,600	4,577,962
Lockheed Martin Corp.	157,600	12,376,328
		28,076,622
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	31,900	1,669,646

APPAREL RETAIL—0.5%
Gap Inc., /The	165,100	2,565,654

APPLICATION SOFTWARE—1.0%
Net 1 UEPS Technologies Inc. *	29,200	481,800
Solera Holdings Inc. *	151,500	3,457,230
Synopsys Inc. *	46,800	1,019,304
		4,958,334
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
AllianceBernstein Holding LP	50,800	890,016
Invesco Ltd.	124,200	1,828,224
		2,718,240
AUTOMOBILE MANUFACTURERS—0.3%
Honda Motor Co., Ltd.	52,683	1,523,435

BIOTECHNOLOGY—3.7%
Alexion Pharmaceuticals Inc. *	51,000	1,704,420
Biogen Idec Inc. *	57,600	2,784,384
Celgene Corp. *	156,400	6,681,408
Cephalon Inc. *	85,400	5,603,094
Genzyme Corp. *	32,900	1,754,557
		18,527,863
CABLE & SATELLITE—0.4%
DIRECTV Group Inc., /The*	78,600	1,943,778

CASINOS & GAMING—0.7%
Las Vegas Sands Corp.*	467,100	3,652,722

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems Inc. *	302,300	5,840,436
Corning Inc.	33,600	491,232
Nice Systems Ltd. #*	33,300	852,813
Qualcomm Inc.	179,400	7,592,208
Research In Motion Ltd. *	45,800	3,183,100
		17,959,789
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	84,500	3,243,110

COMPUTER HARDWARE—6.8%
Apple Inc. *	133,800	16,836,055
Hewlett-Packard Co.	259,300	9,329,614
International Business Machines Corp.	79,000	8,153,590
		34,319,259

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp.*	420,600	$5,270,118

CONSTRUCTION & ENGINEERING—0.1%
Foster Wheeler AG*	23,400	503,802

DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Mastercard Inc.	73,500	13,483,575
Visa Inc., Cl. A	35,700	2,319,072
		15,802,647
DISTILLERS & VINTNERS—0.2%
Central European Distribution Corp.*	54,400	1,218,560

DIVERSIFIED METALS & MINING—0.3%
Cia Vale do Rio Doce#	91,700	1,513,967

DRUG RETAIL—3.5%
CVS Caremark Corp.	552,400	17,555,272

EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	26,100	2,630,097

ELECTRIC UTILITIES—0.5%
Northeast Utilities	130,100	2,734,702

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
General Cable Corp.*	49,500	1,343,430

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	54,900	2,220,705

FOOD RETAIL—1.6%
Kroger Co., /The	370,300	8,005,886

FOOTWEAR—0.3%
NIKE Inc., Cl. B	27,600	1,448,172

GOLD—0.5%
Goldcorp Inc.	83,500	2,297,920

HEALTH CARE EQUIPMENT—1.4%
Covidien Ltd.	143,640	4,737,247
Insulet Corp. *	133,500	767,625
Medtronic Inc.	38,700	1,238,400
Varian Medical Systems Inc. *	14,400	480,528
		7,223,800
HEALTH CARE FACILITIES—0.8%
Community Health Systems Inc. *	47,700	1,089,468
Universal Health Services Inc., Cl. B	61,600	3,104,640
		4,194,108
HEALTH CARE SERVICES—0.4%
Medco Health Solutions Inc.*	41,200	1,794,260

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	173,400	5,599,086

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard Inc. *	62,600	674,202

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME ENTERTAINMENT SOFTWARE—(CONT.)
Nintendo Co., Ltd. #	54,526	$1,834,800
		2,509,002
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	222,600	4,785,900

HOMEBUILDING—0.5%
KB Home	44,000	795,080
Toll Brothers Inc. *	89,500	1,813,270
		2,608,350
HOTELS RESORTS & CRUISE LINES—0.2%
Carnival Corp.	45,100	1,212,288

HOUSEWARES & SPECIALTIES—0.2%
Newell Rubbermaid Inc.	46,700	488,015
Tupperware Brands Corp.	27,700	693,331
		1,181,346
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores Inc.	96,200	4,848,480

INDUSTRIAL CONGLOMERATES—2.2%
Tyco International Ltd.	454,700	10,803,672

INDUSTRIAL MACHINERY—0.8%
SPX Corp.	87,300	4,030,641

INTEGRATED OIL & GAS—0.8%
Total SA#	82,600	4,106,872

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
AT&T Inc.	141,800	3,632,916

INTERNET RETAIL—1.6%
Amazon.com Inc. *	6,000	483,120
Expedia Inc. *	529,400	7,205,134
		7,688,254
INTERNET SOFTWARE & SERVICES—4.7%
eBay Inc. *	227,300	3,743,631
Google Inc., Cl. A *	15,600	6,177,132
IAC/InterActiveCorp. *	484,600	7,763,292
Netease.com #*	129,000	3,893,220
Yahoo! Inc. *	151,800	2,169,222
		23,746,497
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc., /The	24,200	3,109,700
Morgan Stanley	150,200	3,550,728
		6,660,428
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	245,500	6,085,945

LEISURE PRODUCTS—0.3%
Gildan Activewear Inc.*	116,200	1,330,490

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—2.1%
Icon PLC #*	239,700	$3,796,848
Life Technologies Corp. *	109,300	4,076,890
Thermo Fisher Scientific Inc. *	74,200	2,602,936
		10,476,674
MANAGED HEALTH CARE—2.3%
Aetna Inc.	68,400	1,505,484
WellPoint Inc. *	237,700	10,164,052
		11,669,536
METAL & GLASS CONTAINERS—2.6%
Crown Holdings Inc. *	294,900	6,502,545
Owens-Illinois Inc. *	279,000	6,804,810
		13,307,355
MOVIES & ENTERTAINMENT—1.0%
Regal Entertainment Group, Cl. A	250,200	3,267,612
Walt Disney Co., /The	70,200	1,537,380
		4,804,992
MULTI-UTILITIES—0.7%
Veolia Environnement#	112,000	3,058,720

OIL & GAS DRILLING—1.2%
Transocean Ltd.*	90,500	6,106,940

OIL & GAS EQUIPMENT & SERVICES—0.8%
Weatherford International Ltd.*	253,100	4,209,053

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Chesapeake Energy Corp.	453,100	8,930,601
Newfield Exploration Co. *	43,100	1,343,858
Nexen Inc.	424,700	8,111,770
		18,386,229
OIL & GAS REFINING & MARKETING—0.5%
NuStar Energy LP	46,900	2,363,291

OIL & GAS STORAGE & TRANSPORTATION—0.2%
Magellan Midstream Holdings LP	25,200	499,968
Plains All American Pipeline LP	12,100	512,314
		1,012,282
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
BM&F BOVESPA SA	823,800	3,369,115
JPMorgan Chase & Co.	14,900	491,700
		3,860,815
PACKAGED FOODS & MEATS—1.1%
General Mills Inc.	113,100	5,733,039

PAPER PACKAGING—0.1%
Temple-Inland Inc.	39,600	472,824

PHARMACEUTICALS—5.1%
Abbott Laboratories	378,800	15,852,780
Allergan Inc.	21,900	1,021,854
Bristol-Myers Squibb Co.	71,300	1,368,960

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Johnson & Johnson	18,900	$989,604
Shire PLC #	13,300	495,691
Teva Pharmaceutical Industries Ltd. #	10,900	478,401
Wyeth	118,500	5,024,400
		25,231,690
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos. Inc., /The	105,400	4,336,156

PUBLISHING—1.4%
McGraw-Hill Cos. Inc., /The	227,800	6,868,170

REAL ESTATE SERVICES—0.1%
Mack-Cali Realty Corp.	21,200	569,432

REGIONAL BANKS—0.1%
Keycorp	87,900	540,585

RESTAURANTS—0.7%
McDonald’s Corp.	44,600	2,376,734
Wendy’s/Arby’s Group Inc.	263,700	1,318,500
		3,695,234
SEMICONDUCTORS—3.7%
Atheros Communications Inc. *	267,743	4,610,534
Broadcom Corp., Cl. A *	105,800	2,453,502
Marvell Technology Group Ltd. *	403,200	4,427,136
National Semiconductor Corp.	133,300	1,648,921
ON Semiconductor Corp. *	639,800	3,467,716
Taiwan Semiconductor Manufacturing Co., Ltd. #	174,800	1,847,636
		18,455,445
SOFT DRINKS—0.9%
Coca-Cola Co., /The	98,800	4,253,340

SPECIALIZED FINANCE—1.0%
NYSE Euronext	217,600	5,041,792

SPECIALTY CHEMICALS—0.8%
Albemarle Corp.	36,400	976,248
Lubrizol Corp.	46,700	2,018,374
Rockwood Holdings Inc. *	85,600	1,052,880
		4,047,502
STEEL—0.1%
AK Steel Holding Corp.	24,500	318,745

SYSTEMS SOFTWARE—3.8%
Microsoft Corp.	803,900	16,287,014
Symantec Corp. *	160,000	2,760,000
		19,047,014
THRIFTS & MORTGAGE FINANCE—1.2%
People’s United Financial Inc.	120,600	1,883,772
TFS Financial Corp.	360,100	4,223,973
		6,107,745

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—3.3%
Philip Morris International Inc.	459,950	$16,650,190

WIRELESS TELECOMMUNICATION SERVICES—0.4%
American Tower Corp., Cl. A*	70,300	2,232,728

TOTAL COMMON STOCKS (Cost $518,891,419)		490,603,583

CONVERTIBLE PREFERRED STOCK—0.6%
PHARMACEUTICALS—0.6%
Mylan Inc., 6.50%, 11/15/10(a) (Cost $2,297,731)	3,254	2,772,408

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—0.3%
LIFE SCIENCES TOOLS & SERVICES—0.3%
Invitrogen Corp., 3.25%, 6/15/25 (Cost $1,294,309)	1,474,000	1,486,898

SHORT-TERM INVESTMENTS—1.7%
TIME DEPOSITS—1.7%
Citibank London, 0.03%, 5/01/09 (Cost $8,455,712)	8,455,712	8,455,712

Total Investments (Cost $530,939,171)(b)	100.6%	503,318,601
Liabilities in Excess of Other Assets	(0.6)	(3,043,911)

NET ASSETS	100.0%	$500,274,690

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $559,601,060 amounted to $56,282,459 which consisted of aggregate gross unrealized appreciation of $29,985,674 and aggregate gross unrealized depreciation of $86,268,133.

See Notes to Financial Statements.

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THE ALGER INSTITUTIONAL FUNDS | ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—95.2%
AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	8,500	$340,425
General Dynamics Corp.	7,500	387,525
Lockheed Martin Corp.	10,700	840,271
		1,568,221
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	7,400	387,316

APPAREL RETAIL—0.8%
Gap Inc., /The	19,550	303,807

ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock Inc.	1,300	190,476
Invesco Ltd.	14,550	214,176
		404,652
BIOTECHNOLOGY—3.9%
Amgen Inc. *	3,350	162,375
Biogen Idec Inc. *	4,800	232,032
Celgene Corp. *	11,450	489,144
Genzyme Corp. *	5,500	293,315
Gilead Sciences Inc. *	7,700	352,660
		1,529,526
CABLE & SATELLITE—0.3%
Comcast Corp., Cl. A	6,850	100,558

COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	6,150	192,372

COMMUNICATIONS EQUIPMENT—5.3%
Cisco Systems Inc. *	49,100	948,611
Qualcomm Inc.	16,550	700,396
Research In Motion Ltd. *	6,300	437,850
		2,086,857
COMPUTER & ELECTRONICS RETAIL—0.6%
GameStop Corp., Cl. A*	7,900	238,264

COMPUTER HARDWARE—7.5%
Apple Inc. *	9,850	1,239,425
Hewlett-Packard Co.	28,550	1,027,229
International Business Machines Corp.	6,900	712,149
		2,978,803
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	39,050	489,297

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Caterpillar Inc.	6,350	225,933
Deere & Co.	10,600	437,356
		663,289
DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Mastercard Inc.	3,550	651,248
Visa Inc., Cl. A	3,100	201,376
Western Union Co., /The	15,200	254,600
		1,107,224

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.7%
El Du Pont de Nemours & Co.	10,350	$288,765

DRUG RETAIL—3.3%
CVS Caremark Corp.	22,550	716,639
Walgreen Co.	18,600	584,598
		1,301,237
FERTILIZERS & AGRICULTURAL CHEMICALS—1.7%
Monsanto Co.	4,700	398,983
Potash Corporation of Saskatchewan Inc.	2,650	229,199
		628,182
FOOD RETAIL—0.9%
Kroger Co., /The	16,750	362,135

FOOTWEAR—0.9%
NIKE Inc., Cl. B	6,750	354,173

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	6,100	251,686

GOLD—0.9%
Barrick Gold Corp.	4,900	142,590
Goldcorp Inc.	8,300	228,416
		371,006
HEALTH CARE EQUIPMENT—3.1%
Baxter International Inc.	2,700	130,950
Boston Scientific Corp. *	20,600	173,246
Covidien Ltd.	12,500	412,249
Stryker Corp.	6,350	245,809
Zimmer Holdings Inc. *	6,250	274,938
		1,237,192
HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard Inc. *	31,800	342,486
Electronic Arts Inc. *	16,550	336,793
Nintendo Co., Ltd. #	14,150	476,147
		1,155,426
HOTELS RESORTS & CRUISE LINES—1.1%
Carnival Corp.	10,000	268,800
Marriott International Inc., Cl. A	6,550	154,318
		423,118
HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	9,500	469,680

HYPERMARKETS & SUPER CENTERS—2.1%
Costco Wholesale Corp.	3,250	157,950
Wal-Mart Stores Inc.	13,300	670,320
		828,270
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	21,150	502,524

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	5,800	383,380
Exxon Mobil Corp.	6,250	416,688

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED OIL & GAS—(CONT.)
Petroleo Brasileiro SA #	5,200	$174,564
Total SA #	4,050	201,366
		1,175,998
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	11,100	284,382

INTERNET RETAIL—0.7%
Amazon.com Inc.*	3,250	261,690

INTERNET SOFTWARE & SERVICES—4.8%
eBay Inc. *	29,950	493,277
Google Inc., Cl. A *	2,463	975,273
Yahoo! Inc. *	29,500	421,555
		1,890,105
INVESTMENT BANKING & BROKERAGE—0.8%
Goldman Sachs Group Inc., /The	1,150	147,775
Morgan Stanley	6,750	159,570
		307,345
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	18,550	459,855

LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	10,300	361,324

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	9,250	217,560

MOVIES & ENTERTAINMENT—1.3%
Regal Entertainment Group, Cl. A	19,450	254,017
Viacom Inc., Cl. B *	13,850	266,474
		520,491
OIL & GAS DRILLING—1.2%
Transocean Ltd.*	7,147	482,280

OIL & GAS EQUIPMENT & SERVICES—0.6%
Weatherford International Ltd.*	14,500	241,135

OIL & GAS EXPLORATION & PRODUCTION—3.1%
Anadarko Petroleum Corp.	11,750	505,954
Chesapeake Energy Corp.	22,700	447,417
Nexen Inc.	13,600	259,760
		1,213,131
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Bank of America Corp.	9,050	80,817

PACKAGED FOODS & MEATS—1.1%
General Mills Inc.	3,500	177,415
Kraft Foods Inc., Cl. A	11,600	271,440
		448,855
PHARMACEUTICALS—6.4%
Abbott Laboratories	20,650	864,202
Allergan Inc.	6,250	291,625
Bristol-Myers Squibb Co.	7,400	142,080
Johnson & Johnson	11,850	620,466

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Novartis AG #	3,450	$130,790
Wyeth	11,250	477,000
		2,526,163
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos. Inc., /The	5,600	230,384

RAILROADS—1.3%
Burlington Northern Santa Fe Corp.	7,800	526,344

RESTAURANTS—1.9%
McDonald’s Corp.	8,450	450,300
Starbucks Corp. *	22,450	324,627
		774,927
SEMICONDUCTORS—2.5%
Broadcom Corp., Cl. A *	11,400	264,366
Intel Corp.	31,400	495,492
Taiwan Semiconductor Manufacturing Co., Ltd. #	21,600	228,312
		988,170
SOFT DRINKS—2.9%
Coca-Cola Co., /The	14,550	626,378
PepsiCo Inc.	10,150	505,064
		1,131,442
SPECIALIZED FINANCE—1.7%
CME Group Inc.	1,412	312,546
NYSE Euronext	16,250	376,512
		689,058
SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	59,500	1,205,470

TOBACCO—3.4%
Altria Group Inc.	34,200	558,486
Philip Morris International Inc.	21,450	776,490
		1,334,976
TOTAL COMMON STOCKS (Cost $43,926,569)		37,575,482

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.1%
TIME DEPOSITS—4.1%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	117,190	117,190
Citibank London, 0.03%, 5/1/09	1,500,000	1,500,000

TOTAL TIME DEPOSITS (Cost $1,617,190)		1,617,190

Total Investments (Cost $45,543,759)(a)	99.3%	39,192,672
Other Assets in Excess of Liabilities	0.7	263,927

NET ASSETS	100.0%	$39,456,599

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,519,958 amounted to $7,327,286 which consisted of aggregate gross unrealized appreciation of $1,495,667 and aggregate gross unrealized depreciation of $8,822,953.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.9%
AEROSPACE & DEFENSE—0.9%
BE Aerospace Inc.*	704,790	$7,604,684

APPAREL RETAIL—1.3%
Chico’s FAS Inc. *	447,300	3,417,372
TJX Cos Inc.	245,500	6,866,635
		10,284,007
APPLICATION SOFTWARE—3.7%
Ansys Inc. *	87,800	2,425,036
Informatica Corp. *	555,400	8,830,860
Intuit Inc. *	215,700	4,989,141
Salesforce.com Inc. *	58,000	2,482,980
Solera Holdings Inc. *	206,800	4,719,176
Taleo Corp., Cl. A *	215,200	2,584,552
TIBCO Software Inc. *	576,290	3,642,153
		29,673,898
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
AllianceBernstein Holding LP	173,200	3,034,464
Invesco Ltd.	503,700	7,414,464
Northern Trust Corp.	176,600	9,599,976
		20,048,904
BIOTECHNOLOGY—5.2%
Alexion Pharmaceuticals Inc. *	218,100	7,288,902
Biogen Idec Inc. *	94,800	4,582,632
Celgene Corp. *	153,300	6,548,976
Cephalon Inc. *	90,000	5,904,900
Genzyme Corp. *	83,200	4,437,056
Metabolix Inc. *	1,126,960	8,902,984
OSI Pharmaceuticals Inc. *	140,800	4,726,656
		42,392,106
CASINOS & GAMING—1.5%
Las Vegas Sands Corp.*	1,554,200	12,153,844

COMMERCIAL PRINTING—0.5%
Warnaco Group Inc., /The*	132,200	3,812,648

COMMUNICATIONS EQUIPMENT—2.1%
Brocade Communications Systems Inc. *	745,800	4,310,724
F5 Networks Inc. *	81,700	2,227,959
Research In Motion Ltd. *	89,600	6,227,200
Starent Networks Corp. *	209,900	4,141,327
		16,907,210
COMPUTER & ELECTRONICS RETAIL—1.6%
Best Buy Co., Inc.	78,100	2,997,478
GameStop Corp., Cl. A *	318,300	9,599,928
		12,597,406
COMPUTER HARDWARE—2.0%
Apple Inc.*	125,400	15,779,082

COMPUTER STORAGE & PERIPHERALS—1.2%
Data Domain Inc. *	226,200	3,750,396

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
NetApp Inc. *	333,800	$6,108,540
		9,858,936
DATA PROCESSING & OUTSOURCED SERVICES—2.4%
Affiliated Computer Services Inc., Cl. A *	230,500	11,151,590
Mastercard Inc.	46,500	8,530,425
		19,682,015
DIVERSIFIED REITS—0.5%
Vornado Realty Trust	77,600	3,793,864

EDUCATION SERVICES—2.2%
Corinthian Colleges Inc. *	637,800	9,822,120
ITT Educational Services Inc. *	81,500	8,212,755
		18,034,875
ELECTRIC UTILITIES—0.6%
Northeast Utilities	252,100	5,299,142

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
AMETEK Inc.	179,400	5,778,474
First Solar Inc. *	22,300	4,176,567
General Cable Corp. *	171,900	4,665,366
		14,620,407
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Covanta Holding Corp.*	300,500	4,240,055

FOOD RETAIL—0.3%
Whole Foods Market Inc.	136,000	2,819,280

FOOTWEAR—1.4%
Iconix Brand Group Inc.*	820,200	11,696,052

GENERAL MERCHANDISE STORES—0.7%
Dollar Tree Inc.*	135,900	5,754,006

GOLD—0.3%
Yamana Gold Inc.	330,600	2,615,046

HEALTH CARE EQUIPMENT—2.0%
Covidien Ltd.	235,600	7,770,088
Insulet Corp. *	871,000	5,008,250
Intuitive Surgical Inc. *	24,800	3,564,504
		16,342,842
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	198,400	4,531,456
Universal Health Services Inc., Cl. B	91,200	4,596,480
VCA Antech Inc. *	270,100	6,757,902
		15,885,838
HEALTH CARE SERVICES—2.7%
DaVita Inc. *	92,500	4,289,225
Express Scripts Inc. *	269,300	17,227,121
		21,516,346
HEAVY ELECTRICAL EQUIPMENT—1.0%
Vestas Wind Systems A/S*	122,300	8,082,696

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME ENTERTAINMENT SOFTWARE—2.7%
Activision Blizzard Inc. *	659,000	$7,097,430
Nintendo Co., Ltd. #	315,530	10,617,585
Rosetta Stone Inc. *	147,500	4,417,625
		22,132,640
HOMEBUILDING—1.7%
KB Home	320,300	5,787,821
Meritage Homes Corp. *	197,700	4,114,137
NVR Inc. *	7,800	3,941,886
		13,843,844
HOTELS RESORTS & CRUISE LINES—0.9%
Carnival Corp.	269,600	7,246,848

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	146,000	7,943,860

INDUSTRIAL GASES—1.6%
Praxair Inc.	170,000	12,683,700

INDUSTRIAL MACHINERY—2.3%
Clarcor Inc.	332,800	10,343,424
SPX Corp.	168,000	7,756,560
		18,099,984
INTERNET RETAIL—2.3%
Expedia Inc. *	1,067,900	14,534,119
Shutterfly Inc. *	381,500	4,887,015
		19,421,134
INTERNET SOFTWARE & SERVICES—5.1%
eBay Inc. *	650,000	10,705,500
IAC/InterActiveCorp. *	495,389	7,936,132
Netease.com #*	63,900	1,928,502
Omniture Inc. *	336,945	4,151,162
Vignette Corp. *	532,000	4,394,320
VistaPrint Ltd. *	161,300	5,540,655
Yahoo! Inc. *	481,100	6,874,919
		41,531,190
IT CONSULTING & OTHER SERVICES—2.1%
Cognizant Technology Solutions Corp., Cl. A*	688,600	17,070,394

LIFE SCIENCES TOOLS & SERVICES—2.0%
Charles River Laboratories International Inc. *	153,500	4,244,275
Icon PLC #*	741,198	11,740,576
		15,984,851
MANAGED HEALTH CARE—0.7%
Aetna Inc.	245,800	5,410,058

METAL & GLASS CONTAINERS—0.8%
Crown Holdings Inc. *	132,400	2,919,420
Silgan Holdings Inc.	75,600	3,514,644
		6,434,064
MOVIES & ENTERTAINMENT—0.7%
Regal Entertainment Group, Cl. A	416,400	5,438,184

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MULTI-UTILITIES—0.4%
Veolia Environnement#	105,300	$2,875,743

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	89,200	6,019,216

OIL & GAS EQUIPMENT & SERVICES—0.7%
Smith International Inc.	221,100	5,715,435

OIL & GAS EXPLORATION & PRODUCTION—5.2%
Chesapeake Energy Corp.	300,700	5,926,797
Concho Resources Inc. *	135,100	3,704,442
Denbury Resources Inc. *	132,500	2,157,100
Linc Energy Ltd. *	1,776,908	3,276,790
Newfield Exploration Co. *	200,800	6,260,944
Nexen Inc.	421,500	8,050,650
Plains Exploration & Production Co. *	206,500	3,896,655
Quicksilver Resources Inc. *	1,015,600	8,256,828
		41,530,206
OIL & GAS REFINING & MARKETING—0.7%
NuStar Energy LP	31,600	1,592,324
Sunoco Inc.	148,400	3,934,084
		5,526,408
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
BM&F BOVESPA SA	1,452,487	5,940,272

PACKAGED FOODS & MEATS—2.9%
Flowers Foods Inc.	228,300	5,273,730
General Mills Inc.	198,500	10,061,965
Ralcorp Holdings Inc. *	131,100	7,493,676
		22,829,371
PHARMACEUTICALS—4.8%
Allergan Inc.	66,800	3,116,888
Ardea Biosciences Inc. *	141,500	1,746,110
Auxilium Pharmaceuticals Inc. *	241,100	5,521,190
Optimer Pharmaceuticals Inc. *	617,674	8,628,906
Perrigo Co.	222,800	5,774,976
Shire PLC #	105,700	3,939,439
Teva Pharmaceutical Industries Ltd. #	243,500	10,687,215
		39,414,724
PROPERTY & CASUALTY INSURANCE—0.4%
Travelers Cos. Inc., /The	69,100	2,842,774

PUBLISHING—0.8%
McGraw-Hill Cos. Inc., /The	201,500	6,075,225

REAL ESTATE SERVICES—0.1%
Mack-Cali Realty Corp.	34,200	918,612

RESEARCH & CONSULTING SERVICES—1.2%
FTI Consulting Inc.*	179,200	9,834,496

RESTAURANTS—1.7%
McCormick & Schmick’s Seafood Restaurants Inc. *	544,950	3,858,246

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Starbucks Corp. *	660,800	$9,555,168
		13,413,414
SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	570,300	9,484,089

SEMICONDUCTORS—3.6%
Altera Corp.	358,700	5,850,397
Atheros Communications Inc. *	432,535	7,448,253
Broadcom Corp., Cl. A *	289,200	6,706,548
Marvell Technology Group Ltd. *	655,700	7,199,586
ON Semiconductor Corp. *	318,100	1,724,102
		28,928,886
SOFT DRINKS—0.6%
Hansen Natural Corp.*	118,300	4,821,908

SPECIALIZED FINANCE—1.0%
NYSE Euronext	347,100	8,042,307

SPECIALIZED REITS—0.6%
Host Hotels & Resorts Inc.	587,300	4,516,337

SPECIALTY CHEMICALS—0.7%
Albemarle Corp.	136,000	3,647,520
Nalco Holding Co.	124,500	2,031,840
		5,679,360
SPECIALTY STORES—0.9%
PetSmart Inc.	307,000	7,024,160

SYSTEMS SOFTWARE—1.6%
Red Hat Inc. *	112,600	1,944,602
Symantec Corp. *	621,300	10,717,425
		12,662,027
TECHNOLOGY DISTRIBUTORS—0.5%
Mellanox Technologies Ltd.*	377,480	3,850,296

THRIFTS & MORTGAGE FINANCE—1.6%
People’s United Financial Inc.	411,400	6,426,068
TFS Financial Corp.	527,900	6,192,267
		12,618,335
WIRELESS TELECOMMUNICATION SERVICES—1.6%
American Tower Corp., Cl. A *	237,300	7,536,648
SBA Communications Corp. *	202,065	5,092,038
		12,628,686
TOTAL COMMON STOCKS (Cost $869,254,611)		797,928,227

PRINCIPAL
AMOUNT
CORPORATE BONDS—0.3%
CASINOS & GAMING—0.3%
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 0.06%, 12/1/14 (Cost $2,545,577)	3,096,000	2,631,600

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS —1.2%
OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37	$3,929,000	$3,378,940

WIRELESS TELECOMMUNICATION SERVICES—0.8%
SBA Communications Corp., 4.00%, 10/1/14(a)	5,922,000	6,121,868

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,956,183)		9,500,808

SHORT-TERM INVESTMENTS—0.4%
TIME DEPOSITS—0.4%
Citibank London, 0.03%, 5/01/09 (Cost $3,464,196)	3,464,196	3,464,196

Total Investments (Cost $885,220,567)(b)	100.8%	813,524,831
Liabilities in Excess of Other Assets	(0.8)	(6,479,426)

NET ASSETS	100.0%	$807,045,405

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 0.8%, of the net assets of the Fund.

(b)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $967,206,742 amounted to $153,681,911 which consisted of aggregate gross unrealized appreciation of $44,720,633 and aggregate gross unrealized depreciation of $198,402,544.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—96.8%
AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	478,005	$5,157,674
Esterline Technologies Corp. *	240,675	6,341,785
Orbital Sciences Corp. *	312,250	4,827,385
		16,326,844
AIRLINES—1.0%
Airtran Holdings Inc.*	1,032,490	7,175,806

APPAREL RETAIL—2.9%
Aeropostale Inc. *	274,350	9,319,669
Chico’s FAS Inc. *	561,300	4,288,332
Childrens Place Retail Stores Inc., /The *	128,200	3,646,008
J Crew Group Inc. *	228,550	3,933,346
		21,187,355
APPLICATION SOFTWARE—6.5%
Ansys Inc. *	234,286	6,470,979
Concur Technologies Inc. *	207,150	5,607,551
Informatica Corp. *	424,700	6,752,730
Pegasystems Inc.	397,350	6,941,705
Solera Holdings Inc. *	352,400	8,041,767
Taleo Corp., Cl. A *	696,900	8,369,768
TIBCO Software Inc. *	968,680	6,122,058
VanceInfo Technologies Inc. #*	102,050	812,318
		49,118,876
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
AllianceBernstein Holding LP	187,150	3,278,868

BIOTECHNOLOGY—5.1%
Alexion Pharmaceuticals Inc. *	265,050	8,857,970
Allos Therapeutics Inc. *	896,100	5,493,093
Cubist Pharmaceuticals Inc. *	163,250	2,709,950
Myriad Genetics Inc. *	183,300	7,110,207
OSI Pharmaceuticals Inc. *	180,250	6,050,993
Seattle Genetics Inc. *	464,800	4,290,104
United Therapeutics Corp. *	56,415	3,543,426
		38,055,743
CASINOS & GAMING—2.1%
Bally Technologies Inc. *	200,100	5,238,618
Penn National Gaming Inc. *	277,400	9,437,148
		14,675,766
COMMUNICATIONS EQUIPMENT—4.0%
Brocade Communications Systems Inc. *	864,550	4,997,099
F5 Networks Inc. *	196,700	5,364,009
Nice Systems Ltd. #*	324,655	8,314,415
Polycom Inc. *	215,305	4,013,285
Starent Networks Corp. *	356,400	7,031,772
		29,720,580
COMPUTER STORAGE & PERIPHERALS—0.9%
Synaptics Inc.*	201,725	6,552,028

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—2.1%
Aecom Technology Corp. *	293,550	$7,553,042
URS Corp. *	185,705	8,182,162
		15,735,204
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
NeuStar Inc., Cl. A *	254,760	4,842,988
TeleTech Holdings Inc. *	650,250	8,628,817
VenFone Holdings Inc. *	458,045	3,439,918
Wright Express Corp. *	302,535	6,922,001
		23,833,724
DISTILLERS & VINTNERS—1.1%
Central European Distribution Corp.*	370,800	8,305,920

DISTRIBUTORS—1.3%
LKQ Corp.*	550,590	9,349,018

EDUCATION SERVICES—1.4%
American Public Education Inc. *	104,250	3,753,000
Corinthian Colleges Inc. *	454,650	7,001,610
		10,754,610
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	218,385	9,506,299

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
SunPower Corp., Cl. A *	59,800	1,637,324
SunPower Corp., Cl. B *	55,700	1,412,552
Woodward Governor Co.	154,500	3,083,820
		6,133,696
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections Inc.*	323,500	8,339,830

FOOD RETAIL—0.9%
Whole Foods Market Inc.	326,750	6,773,528

FOOTWEAR—1.3%
Iconix Brand Group Inc.*	703,875	10,037,258

HEALTH CARE DISTRIBUTORS—1.0%
Owens & Minor Inc.	146,850	5,092,758
PharMerica Corp. *	118,950	2,170,838
		7,263,596
HEALTH CARE EQUIPMENT—4.3%
Hologic Inc. *	286,650	4,259,619
Insulet Corp. *	376,700	2,166,025
Masimo Corp. *	252,150	7,287,135
NuVasive Inc. *	228,000	8,641,200
Thoratec Corp. *	290,900	8,453,554
Wright Medical Group Inc. *	92,900	1,277,375
		32,084,908
HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	405,200	9,254,768

HEALTH CARE SERVICES—0.5%
Gentiva Health Services Inc.*	215,400	3,431,322

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—1.6%
Immucor Inc. *	211,000	$3,437,190
Inverness Medical Innovations Inc. *	272,300	8,792,567
		12,229,757
HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	247,950	6,206,189

INDUSTRIAL MACHINERY—2.6%
Actuant Corp., Cl. A	501,360	6,146,674
Clarcor Inc.	229,100	7,120,427
RBC Bearings Inc. *	320,440	5,928,140
		19,195,241
INTERNET RETAIL—1.8%
NetFlix Inc. *	115,500	5,233,305
priceline.com Inc. *	84,260	8,180,803
		13,414,108
INTERNET SOFTWARE & SERVICES—4.4%
GSI Commerce Inc. *	597,822	8,495,051
Omniture Inc. *	254,805	3,139,198
SkillSoft PLC. #*	1,053,050	8,866,681
Vignette Corp. *	398,550	3,292,023
VistaPrint Ltd. *	264,090	9,071,491
		32,864,444
INVESTMENT BANKING & BROKERAGE—1.7%
GFI Group Inc.	326,750	1,333,140
Investment Technology Group Inc. *	339,700	7,738,366
Lazard Ltd., Cl. A	134,450	3,670,485
		12,741,991
IT CONSULTING & OTHER SERVICES—0.8%
Mantech International Corp., Cl. A*	154,450	5,589,546

LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	393,545	7,382,904

LIFE SCIENCES TOOLS & SERVICES—3.2%
Icon PLC #*	506,402	8,021,407
Illumina Inc. *	206,910	7,728,089
Parexel International Corp. *	779,612	7,725,955
		23,475,451
MANAGED HEALTH CARE—1.1%
AMERIGROUP Corp.*	276,300	8,253,081

METAL & GLASS CONTAINERS—1.1%
Silgan Holdings Inc.	165,400	7,689,446

MOVIES & ENTERTAINMENT—1.1%
Regal Entertainment Group, Cl. A	654,350	8,545,811

OIL & GAS EQUIPMENT & SERVICES—1.9%
Acergy SA #	271,350	2,092,109
Dril-Quip Inc. *	145,720	5,009,854
IHS Inc., Cl. A *	177,250	7,331,059
		14,433,022

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—4.1%
Comstock Resources Inc. *	105,350	$3,630,361
Concho Resources Inc. *	305,310	8,371,600
Denbury Resources Inc. *	268,500	4,371,180
Mariner Energy Inc. *	588,950	6,702,251
Penn Virginia Corp.	367,099	5,165,083
Quicksilver Resources Inc. *	215,700	1,753,641
		29,994,116
PACKAGED FOODS & MEATS—1.8%
Flowers Foods Inc.	240,350	5,552,085
Hain Celestial Group Inc. *	446,665	7,454,838
		13,006,923
PHARMACEUTICALS—4.3%
Auxilium Pharmaceuticals Inc. *	268,880	6,157,352
Medicis Pharmaceutical Corp., Cl. A	464,250	7,460,498
Mylan Inc. *	631,050	8,361,413
Optimer Pharmaceuticals Inc. *	739,962	10,337,268
		32,316,531
PROPERTY & CASUALTY INSURANCE—1.0%
First Mercury Financial Corp.*	557,901	7,375,451

RAILROADS—0.2%
Genesee & Wyoming Inc., Cl. A*	40,850	1,225,500

REGIONAL BANKS—1.1%
Boston Private Financial Holdings Inc.	371,750	1,713,768
First Commonwealth Financial Corp.	577,550	5,007,358
Webster Financial Corp.	246,900	1,291,287
		8,012,413
REINSURANCE—1.0%
Platinum Underwriters Holdings Ltd.	251,300	7,229,901

RESEARCH & CONSULTING SERVICES—1.2%
FTI Consulting Inc. *	144,010	7,903,269
Resources Connection Inc. *	65,300	1,276,615
		9,179,884
RESTAURANTS—1.2%
Jack in the Box Inc. *	215,400	5,296,686
McCormick & Schmick’s Seafood Restaurants Inc. *	553,200	3,916,656
		9,213,342
SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	524,450	8,721,604

SEMICONDUCTOR EQUIPMENT—0.2%
ATMI Inc.*	96,050	1,516,630

SEMICONDUCTORS—5.1%
Atheros Communications Inc. *	510,935	8,798,300
Cavium Networks Inc. *	207,948	2,615,986
Microsemi Corp. *	399,750	5,364,645
Monolithic Power Systems Inc. *	376,800	6,970,800
Netlogic Microsystems Inc. *	162,450	5,294,246
ON Semiconductor Corp. *	1,390,400	7,535,968

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Volterra Semiconductor Corp.*	141,550	$1,626,410
		38,206,355
SPECIALTY CHEMICALS—0.5%
Nalco Holding Co.	246,400	4,021,248

TECHNOLOGY DISTRIBUTORS—1.2%
Mellanox Technologies Ltd.*	852,900	8,699,580

THRIFTS & MORTGAGE FINANCE—1.1%
Brookline Bancorp Inc.	849,150	8,423,568

WIRELESS TELECOMMUNICATION SERVICES—1.9%
SBA Communications Corp.*	357,725	9,014,670
Syniverse Holdings Inc.*	389,000	4,901,400
		13,916,070
TOTAL COMMON STOCKS (Cost $863,853,689)		719,975,654

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.7%
TIME DEPOSITS—4.7%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	6,514,330	6,514,330
Citibank London, 0.03%, 5/1/09	28,500,000	28,500,000

TOTAL TIME DEPOSITS (Cost $35,014,330)		35,014,330

Total Investments (Cost $898,868,019)(a)	101.5%	754,989,984
Liabilities in Excess of Other Assets	(1.5)	(10,797,815)

NET ASSETS	100.0%	$744,192,169

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $899,673,529 amounted to $144,683,545 which consisted of aggregate gross unrealized appreciation of $45,572,965 and aggregate gross unrealized depreciation of $190,256,510.

See Notes to Financial Statements.

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THE ALGER INSTITUTIONAL FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2009

	Capital
	Appreciation	LargeCap Growth
	Fund	Fund
ASSETS:
Investments in securities, at value (Identified cost)*
see accompanying schedules of investments	$503,318,601	$39,192,672
Receivable for investment securities sold	30,838,596	344,741
Receivable for shares of beneficial interest sold	734,690	122,685
Dividends and interest receivable	632,165	35,103
Other receivables	—	—
Prepaid Expenses	54,321	14,645
Total Assets	535,578,373	39,709,846
LIABILITIES:
Payable for investment securities purchased	34,327,229	165,386
Payable for foreign currency contracts	9,901	—
Payable for shares of beneficial interest redeemed	411,063	31,379
Accrued investment advisory fees	320,184	22,191
Accrued transfer agent fees	25,647	1,767
Accrued distribution fees	23,829	2,146
Accrued administrative fees	10,870	860
Accrued shareholder servicing fees	98,822	7,814
Accrued other expenses	76,138	21,704
Total Liabilities	35,303,683	253,247
NET ASSETS	$500,274,690	$39,456,599
Net Assets Consist of:
Paid in capital	756,272,239	63,477,870
Undistributed net investment income (accumulated loss)	1,299,480	79,805
Undistributed net realized gain (accumulated loss)	(229,675,196)	(17,749,989
Net unrealized depreciation on investments	(27,621,833)	(6,351,087
NET ASSETS	$500,274,690	$39,456,599
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class I	33,262,160	3,655,409
Class R	4,729,786	598,453
Net Asset Value Per Share
Class I	$13.22	$9.31
Class R	$12.81	$9.05

*Identified Cost	$530,939,171	$45,543,759

See Notes to Financial Statements.

	MidCap Growth	SmallCap Growth
	Fund	Fund
ASSETS:
Investments in securities, at value (Identified cost)*
see accompanying schedules of investments	$813,524,831	$754,989,984
Receivable for investment securities sold	37,540,522	7,883,757
Receivable for shares of beneficial interest sold	4,692,503	3,152,262
Dividends and interest receivable	372,631	83,912
Other receivables	12,912	—
Prepaid Expenses	108,224	72,137
Total Assets	856,251,623	766,182,052
LIABILITIES:
Payable for investment securities purchased	46,715,836	19,855,159
Payable for foreign currency contracts	—	—
Payable for shares of beneficial interest redeemed	1,626,456	1,178,050
Accrued investment advisory fees	494,528	465,722
Accrued transfer agent fees	34,150	192,436
Accrued distribution fees	16,468	16,204
Accrued administrative fees	17,894	15,812
Accrued shareholder servicing fees	162,674	143,741
Accrued other expenses	138,212	122,759
Total Liabilities	49,206,218	21,989,883
NET ASSETS	$807,045,405	$744,192,169
Net Assets Consist of:
Paid in capital	1,603,652,960	1,098,285,539
Undistributed net investment income (accumulated loss)	(1,350,334)	(2,868,188)
Undistributed net realized gain (accumulated loss)	(723,561,485)	(207,347,147)
Net unrealized depreciation on investments	(71,695,736)	(143,878,035)
NET ASSETS	$807,045,405	$744,192,169
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class I
Class R	86,351,408	41,869,147
Net Asset Value Per Share	4,858,881	2,541,572
Class I	$8.87	$16.78
Class R	$8.53	$16.31

*Identified Cost	$885,220,567	$898,868,019

THE ALGER INSTITUTIONAL FUNDS

Statements of Operations (Unaudited)

For the six months ended April 30, 2009

	Capital
	Appreciation	LargeCap Growth
	Fund	Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,047,841	$325,764
Interest (net of foreign withholding*)	64,364	825
Total Income	4,112,205	326,589
EXPENSES
Advisory fees—Note 3(a)	1,756,937	114,621
Distribution fees—Note3(b):
Class R	128,848	12,192
Shareholder servicing fees	542,265	40,359
Administrative fees—Note 3(a)	59,649	4,439
Custodian fees	57,800	21,340
Transfer agent fees and expenses—Note 3(d)(e)	95,985	5,950
Prepaid expenses	65,662	18,190
Printing fees	20,125	4,025
Professional fees	21,571	5,654
Registration fees	13,592	10,296
Trustee fees—Note 3(f)	6,447	6,447
Miscellaneous	43,844	3,271
Total Expenses	2,812,725	246,784
NET INVESTMENT INCOME (LOSS)	1,299,480	79,805
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(109,167,263)	(5,180,593)
Net realized loss on foreign currency transactions	(6,226)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	109,439,059	6,129,531
Net realized and unrealized gain (loss) on investments, options and foreign currency	265,570	948,938
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,565,050	$1,028,743

*Foreign withholding taxes	$69,979	$3,096

See Notes to Financial Statements.

	MidCap Growth	SmallCap Growth
	Fund	Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$3,321,744	$1,453,258
Interest (net of foreign withholding*)	42,625	15,174
Total Income	3,364,369	1,468,432
EXPENSES
Advisory fees—Note 3(a)	2,980,649	2,551,802
Distribution fees—Note3(b):
Class R	91,692	89,372
Shareholder servicing fees	980,476	787,593
Administrative fees—Note 3(a)	107,852	86,635
Custodian fees	102,930	28,550
Transfer agent fees and expenses—Note 3(d)(e)	140,385	490,855
Prepaid expenses	140,331	90,462
Printing fees	32,920	95,400
Professional fees	30,361	31,881
Registration fees	14,525	14,117
Trustee fees—Note 3(f)	6,447	6,447
Miscellaneous	86,135	63,506
Total Expenses	4,714,703	4,336,620
NET INVESTMENT INCOME (LOSS)	(1,350,334)	(2,868,188)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(351,121,717)	(128,715,936)
Net realized loss on foreign currency transactions	(22,821)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	350,388,244	145,940,609
Net realized and unrealized gain (loss) on investments, options and foreign currency	(756,294)	17,224,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,106,628)	$14,356,485

*Foreign withholding taxes	$71,974	$—

THE ALGER INSTITUTIONAL FUNDS

Statements of Changes in Net Assets

	Capital Appreciation Fund
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income (loss)	$1,299,480	$(1,617,140)
Net realized loss on investments and foreign currency transactions	(109,173,489)	(109,247,661)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	109,439,059	(196,607,893)
Net increase (decrease) in net assets resulting from operations	1,565,050	(307,472,694)
Distributions to shareholders from:
Net realized gains
Class I	—	—
Class R	—	—
Total distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	27,338,472	150,407,353
Class R	6,758,196	44,308,239
Net increase (decrease) from shares of beneficial interest transactions—Note 6	34,096,668	194,715,592
Total increase (decrease)	35,661,718	(112,757,102)
Net Assets:
Beginning of period	464,612,972	577,370,074
END OF PERIOD	$500,274,690	$464,612,972
Undistributed net investment income (accumulated loss)	$1,299,480	$—

See Notes to Financial Statements.

	LargeCap Growth Fund		MidCap Growth Fund		SmallCap Growth Fund
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2009	Year Ended	April 30, 2009	Year Ended	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008
Net investment income (loss)	$79,805	$(61,020)	$(1,350,334)	$(9,762,757)	$(2,868,188)	$(8,791,701)
Net realized loss on investments and foreign currency transactions	(5,180,593)	(6,417,546)	(351,144,538)	(358,540,521)	(128,715,936)	(71,748,163)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	6,129,531	(20,745,764)	350,388,244	(783,011,959)	145,940,609	(432,433,215)
Net increase (decrease) in net assets resulting from operations	1,028,743	(27,224,330)	(2,106,628)	(1,151,315,237)	14,356,485	(512,973,079)
Distributions to shareholders from:
Net realized gains
Class I	—	—	—	(306,838,433)	—	—
Class R	—	—	—	(10,895,934)	—	—
Total distributions to shareholders	—	—	—	(317,734,367)	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	12,489,886	(8,534,603)	(113,808,854)	262,079,027	54,563,224	223,920,798
Class R	411,346	411,794	540,993	27,187,010	1,697,008	20,783,378
Net increase (decrease) from shares of beneficial interest transactions—Note 6	12,901,232	(8,122,809)	(113,267,861)	289,266,037	56,260,232	244,704,176
Total increase (decrease)	13,929,975	(35,347,139)	(115,374,489)	(1,179,783,567)	70,616,717	(268,268,903)
Net Assets:
Beginning of period	25,526,624	60,873,763	922,419,894	2,102,203,461	673,575,452	941,844,355
END OF PERIOD	$39,456,599	$25,526,624	$807,045,405	$922,419,894	$744,192,169	$673,575,452
Undistributed net investment income (accumulated loss	$79,805	$—	$(1,350,334)	$—	$(2,868,188)	$—

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

	Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$13.23	$22.27	$15.77	$13.28	$11.05	$11.06
Net investment income (loss)(ii)	0.04	(0.04)	(0.06)	(0.06)	—	(0.10)
Net realized and unrealized gain (loss) on investments	(0.05)	(9.00)	6.56	2.55	2.23	0.09
Total from investment operations	(0.01)	(9.04)	6.50	2.49	2.23	(0.01)
Net asset value, end of period	$13.22	$13.23	$22.27	$15.77	$13.28	$11.05
Total return	(0.2)%	(40.6)%	41.3%	18.7%	20.2%	(0.1)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$439,696	$411,056	$537,928	$165,422	$128,646	$124,889
Ratio of gross expenses to average net assets	1.24%	1.18%	1.23%	1.27%	1.17%	1.23%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.24%	1.18%	1.23%	1.27%	1.17%	1.23%
Ratio of net investment income to average net assets	0.69%	(0.21)%	(0.33)%	(0.38)%	0.04%	(0.87)%
Portfolio turnover rate	192.11%	291.85%	232.13%	225.25%	148.91%	160.00%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

	Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.85	$21.75	$15.47	$13.09	$10.95	$11.01
Net investment income (loss)(ii)	0.01	(0.13)	(0.16)	(0.15)	(0.06)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.05)	(8.77)	6.44	2.53	2.20	0.10
Total from investment operations	(0.04)	(8.90)	6.28	2.38	2.14	(0.06)
Net asset value, end of period	$12.81	$12.85	$21.75	$15.47	$13.09	$10.95
Total return	(0.4)%	(40.9)%	40.6%	18.2%	19.5%	(0.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$60,579	$53,557	$39,442	$5,969	$1,073	$706
Ratio of gross expenses to average net assets	1.73%	1.68%	1.72%	1.79%	1.67%	1.73%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.73%	1.68%	1.72%	1.79%	1.67%	1.73%
Ratio of net investment income to average net assets	0.20%	(0.70)%	(0.86)%	(0.90)%	(0.51)%	(1.39)%
Portfolio turnover rate	192.11%	291.85%	232.13%	225.25%	148.91%	160.00%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

	Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.48	$16.87	$13.25	$12.56	$10.86	$10.71
Net investment income (loss)(ii)	0.02	(0.01)	(0.03)	(0.01)	0.04	(0.06)
Net realized and unrealized gain (loss) on investments	(0.19)	(7.38)	3.65	0.74	1.66	0.21
Total from investment operations	(0.17)	(7.39)	3.62	0.73	1.70	0.15
Dividends from net investment income	—	—	—	(0.04)	—	—
Net asset value, end of period	$9.31	$9.48	$16.87	$13.25	$12.56	$10.86
Total return	(1.9)%	(43.8)%	27.3%	5.8%	15.7%	1.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$34,040	$20,415	$52,127	$106,335	$86,725	$88,098
Ratio of gross expenses to average net assets	1.45%	1.23%	1.32%	1.21%	1.08%	1.13%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.45%	1.23%	1.32%	1.21%	1.08%	1.13%
Ratio of net investment income to average net assets	0.59%	0.04%	(0.19)%	(0.08)%	(0.31)%	(0.51)%
Portfolio turnover rate	63.23%	187.80%	192.18%	322.72%	249.06%	191.48%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

	Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.24	$16.52	$13.04	$12.39	$10.76	$10.66
Net investment loss(ii)	0.00	(0.08)	(0.10)	(0.08)	(0.03)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.19)	(7.20)	3.58	0.73	1.66	0.22
Total from investment operations	(0.19)	(7.28)	3.48	0.65	1.63	0.10
Net asset value, end of period	$9.05	$9.24	$16.52	$13.04	$12.39	$10.76
Total return	(2.1)%	(44.1)%	26.7%	5.3%	15.2%	0.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,417	$5,112	$8,747	$5,372	$3,826	$2,493
Ratio of gross expenses to average net assets	1.97%	1.73%	1.81%	1.71%	1.57%	1.64%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.97%	1.73%	1.81%	1.71%	1.57%	1.64%
Ratio of net investment income to average net assets	0.11%	(0.55)%	(0.72)%	(0.59)%	(0.29)%	(1.05)%
Portfolio turnover rate	62.23%	187.80%	192.18%	322.72%	249.06%	191.48%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

	Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.76	$23.24	$17.29	$17.57	$15.38	$14.78
Net investment loss(ii)	(0.01)	(0.09)	(0.11)	(0.09)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	0.12	(10.85)	7.44	1.69	2.55	0.73
Total from investment operations	0.11	(10.94)	7.33	1.60	2.44	0.60
Distributions from net realized gains	—	(3.54)	(1.38)	(1.88)	(0.25)	—
Net asset value, end of period	$8.87	$8.76	$23.24	$17.29	$17.57	$15.38
Total return	1.1%	(55.0)%	45.5%	9.5%	16.0%	4.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$765,618	$882,046	$2,032,326	$1,349,500	$1,093,486	$839,273
Ratio of gross expenses to average net assets	1.18%	1.11%	1.17%	1.13%	1.10%	1.15%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.18%	1.11%	1.17%	1.13%	1.10%	1.15%
Ratio of net investment income to average net assets	(0.30)%	(0.56)%	(0.54)%	(0.54)%	(0.64)%	(0.87)%
Portfolio turnover rate	174.60%	324.49%	274.32%	253.59%	237.74%	190.93%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

	Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.45	$22.64	$16.95	$17.34	$15.25	$14.73
Net investment loss(ii)	(0.03)	(0.16)	(0.20)	(0.18)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	0.11	(10.49)	7.27	1.67	2.53	0.73
Total from investment operations	0.08	(10.65)	7.07	1.49	2.34	0.52
Distributions from net realized gains	—	(3.54)	(1.38)	(1.88)	(0.25)	—
Net asset value, end of period	$8.53	$8.45	$22.64	$16.95	$17.35	$15.25
Total return	0.8%	(55.3)%	44.7%	9.0%	15.4%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,427	$40,374	$69,877	$43,355	$22,127	$12,000
Ratio of gross expenses to average net assets	1.69%	1.61%	1.67%	1.63%	1.60%	1.65%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.69%	1.61%	1.67%	1.63%	1.60%	1.65%
Ratio of net investment income to average net assets	(0.82)%	(1.05)%	(1.04)%	(1.05)%	(1.15)%	(1.37)%
Portfolio turnover rate	174.60%	324.49%	274.32%	253.59%	237.74%	190.93%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

	Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.52	$30.30	$23.98	$19.97	$16.07	$15.10
Net investment loss(ii)	(0.07)	(0.23)	(0.21)	(0.16)	(0.14)	(0.16)
Net realized and unrealized gain (loss) on investments	0.33	(13.55)	6.53	4.17	4.04	1.13
Total from investment operations	0.26	(13.78)	6.32	4.01	3.90	0.97
Net asset value, end of period	$16.78	$16.52	$30.30	$23.98	$19.97	$16.07
Total return	1.7%	(45.5)%	26.4%	20.1%	24.3%	6.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$702,750	$634,542	$894,802	$305,843	$71,224	$69,788
Ratio of gross expenses to average net assets	1.36%	1.27%	1.33%	1.31%	1.20%	1.25%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	(0.03)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.36%	1.27%	1.30%	1.31%	1.20%	1.25%
Ratio of net investment income to average net assets	(0.89)%	(0.97)%	(0.78)%	(0.74)%	(0.77)%	(1.03)%
Portfolio turnover rate	43.57%	62.68%	67.53%	88.67%	116.16%	135.80%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

	Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009 (i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.08	$29.64	$23.58	$19.74	$15.93	$15.05
Net investment loss(ii)	(0.09)	(0.35)	(0.35)	(0.28)	(0.22)	(0.25)
Net realized and unrealized gain (loss) on investments	0.32	(13.21)	6.41	4.12	4.03	1.13
Total from investment operations	0.23	(13.56)	6.06	3.84	3.81	0.88
Net asset value, end of period	$16.31	$16.08	$29.64	$23.58	$19.74	$15.93
Total return	1.5%	(45.8)%	25.7%	19.5%	23.9%	5.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,442	$39,033	$47,042	$8,018	$2,487	$284
Ratio of gross expenses to average net assets	1.79%	1.77%	1.86%	1.83%	1.68%	1.75%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	(0.03)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.79%	1.77%	1.83%	1.83%	1.68%	1.75%
Ratio of net investment income to average net assets	(1.32)%	(1.47)%	(1.32)%	(1.26)%	(1.20)%	(1.55)%
Portfolio turnover rate	43.57%	62.68%	67.53%	88.67%	116.16%	135.00%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds— Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund and SmallCap Growth Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Effective November 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as a price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                            Level 1 – quoted prices in active markets for identical securities

•                            Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                            Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Institutional Fund
Investments in securities	$503,318,601	$501,831,703	$1,486,898	$—
Total	$503,318,601	$501,831,703	$1,486,898	$—
Alger LargeCap Growth Institutional Fund
Investments in securities	$39,192,672	$39,192,672	$—	$—
Total	$39,192,672	$39,192,672	$—	$—
Alger MidCap Growth Institutional Fund
Investments in securities	$813,524,831	$801,392,423	$12,132,408	$—
Total	$813,524,831	$801,392,423	$12,132,408	$—
Alger SmallCap Growth Institutional Fund
Investments in securities	$754,989,984	$754,989,984	$—	$—
Total	$754,989,984	$754,989,984	$—	$—

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six months ended April 30, 2009.

(e) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and amortization adjustments on debt securities. The

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds’ capital accounts on a tax basis.

(f) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

The Funds have adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (‘FIN 48”). FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds file income tax returns in the US Federal jurisdiction, as well as the New York State and New York City jurisdictions. Based upon their review of tax positions for the Funds’ open tax years of 2005-2008 in these jurisdictions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended April 30, 2009.

(g) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(h) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust’s maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(i) Estimates: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of results for the interim period presented. All such adjustments are of a normal recurring nature.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Advisory	Administration
	Fee	Fee
Capital Appreciation Fund	.81%	.0275%
LargeCap Growth Fund	.71%	.0275%
MidCap Growth Fund	.76	.0275
SmallCap Growth Fund	.81	.0275

(b) Distribution Fees: Class R Shares: The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust’s distributor (the “Distributor”) and an affiliate of Alger Management, a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended April 30, 2009, the Capital Appreciation Fund, the LargeCap Growth Fund, the MidCap Growth Fund and the SmallCap Growth Fund paid the Distributor commissions of $1,393,567, $31,466, $2,451,770 and $581,538, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management, to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. During the six months ended April 30, 2009, the Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund and SmallCap Growth Fund incurred fees of $4,139, $132, $4,653 and $62,405 respectively, for these services provided by Alger Management which are included in transfer agent fees and expenses in the Statement of Operations.

(e) Shareholder Servicing Fees: The Trust has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Trust with ongoing servicing of shareholder accounts. As Compensation for such services, each Fund pays Alger Inc. a monthly fee at an annual rate of .25% of the value of its average daily net assets.

(f) Trustee Fees: Each Fund pays each trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2009:

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	PURCHASES	SALES
Capital Appreciation Fund	$883,911,031	$800,601,063
LargeCap Growth Fund	31,675,049	18,895,159
MidCap Growth Fund	1,366,785,003	1,450,709,277
SmallCap Growth Fund	347,440,366	267,263,870

NOTE 5 — Borrowings:

The Funds may borrow from their custodian on an uncommitted basis. For the six months ended April 30, 2009, the Funds had the following borrowings:

	AVERAGE	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
MidCap Growth Fund	$89,447	3.46%

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into two separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2009		OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Class I:
Shares sold	7,065,524	$84,969,887	17,682,410	$347,270,443
Shares redeemed	(4,873,249)	(57,631,415)	(10,767,402)	(196,863,090)
Net increase	2,192,275	$27,338,472	6,915,008	$150,407,353
Class R:
Shares sold	1,286,880	$15,057,659	3,262,769	$60,529,232
Shares redeemed	(723,476)	(8,299,463)	(910,034)	(16,220,993)
Net increase	563,404	$6,758,196	2,352,735	$44,308,239

ALGER LARGECAP GROWTH INSTITUTIONAL FUND
Class I:
Shares sold	2,460,597	$20,490,898	1,904,017	$27,095,815
Shares redeemed	(958,771)	(8,001,012)	(2,840,554)	(35,630,418)
Net increase (decrease)	1,501,826	$12,489,886	(936,537)	$(8,534,603)
Class R:
Shares sold	176,198	$1,487,940	273,662	$3,895,941
Shares redeemed	(131,194)	(1,076,594)	(249,731)	(3,484,147)
Net increase	45,004	$411,346	23,931	$411,794

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2009		OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Class I:
Shares sold	21,615,948	$166,439,599	48,070,990	$775,162,164
Dividends reinvested	—	—	13,730,131	251,810,604
Shares redeemed	(35,919,990)	(280,248,453)	(48,592,293)	(764,893,741)
Net increase (decrease)	(14,304,042)	$(113,808,854)	13,208,828	$262,079,027
Class R:
Shares sold	1,466,011	$10,825,925	3,375,697	$52,591,052
Dividends reinvested	—	—	275,824	4,898,632
Shares redeemed	(1,386,510)	(10,284,932)	(1,959,087)	(30,302,674)
Net increase	79,501	$540,993	1,692,434	$27,187,010

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
Class I:
Shares sold	11,328,482	$169,086,467	19,701,594	$473,018,042
Shares redeemed	(7,879,116)	(114,523,243)	(10,816,750)	(249,097,244)
Net increase	3,449,366	$54,563,224	8,884,844	$223,920,798
Class R:
Shares sold	528,904	$7,642,950	1,585,566	$38,302,703
Shares redeemed	(414,824)	(5,945,942)	(745,031)	(17,519,325)
Net increase	114,080	$1,697,008	840,535	$20,783,378

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid, during the six months ended April 30, 2009 and the year ended October 31, 2008 were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
Capital Appreciation Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

LargeCap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

MidCap Growth Fund
Distributions paid from:
Ordinary Income	—	$295,577,096
Long-term capital gain	—	22,157,271
Total distributions paid	—	$317,734,367

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
SmallCap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

CAPITAL APPRECIATION FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(165,722,780)

LARGECAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(13,456,817)

MIDCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(504,070,154)

SMALLCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(290,624,154)

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

	2010	2011	2016	TOTAL
Capital Appreciation Fund	$9,021,946	$—	$81,933,898	$90,955,844
LargeCap Growth Fund	$945,854	$5,070,663	$5,539,061	$11,555,578
MidCap Growth Fund	$—	$—	$286,663,057	$286,663,057
SmallCap Growth Fund	$5,654,698	$—	$72,171,002	$77,825,700

NOTE 8 — Litigation:

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading.” On October 11,

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General (“NYAG”). On January 18, 2007, the Securities and Exchange Commission (the “SEC”) approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

NOTE 9 — Recent Accounting Pronouncements:

On March 19, 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objective and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes that adoptions of FAS 161 will have no material impact on the Funds’ financial statements.

In April 2009, FASB issued a new Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting

THE ALGER INSTITUTIONAL FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

entities with respect to categories of assets and liabilities carried at fair value. Management is currently evaluating the impact the adoption of FSP FAS 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Fund’s financial statements and related disclosures.

THE ALGER INSTITUTIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2008 and ending April 30, 2009.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Example (Continued)

					Ratio of
					Expenses to
					Average
				Expenses	Net Assets
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2008	April 30, 2009	April 30, 2009(a)	April 30, 2009(b)
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$998.50	$6.14	1.24%
	Hypothetical(c)	1,000.00	1,018.65	6.21	1.24
Class R	Actual	1,000.00	996.10	8.56	1.73
	Hypothetical(c)	1,000.00	1,016.22	8.65	1.73

ALGER LARGECAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$981.00	$7.12	1.45%
	Hypothetical(c)	1,000.00	1,017.60	7.25	1.45
Class R	Actual	1,000.00	979.40	9.67	1.97
	Hypothetical(c)	1,000.00	1,015.03	9.84	1.97

ALGER MIDCAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$1,011.40	$5.88	1.18%
	Hypothetical(c)	1,000.00	1,018.94	5.91	1.18
Class R	Actual	1,000.00	1,008.30	8.42	1.69
	Hypothetical(c)	1,000.00	1,016.41	8.45	1.69

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
Class I	Actual	$1,000.00	$1,017.00	$6.80	1.36%
	Hypothetical(c)	1,000.00	1,018.05	6.80	1.36
Class R	Actual	1,000.00	1,014.90	8.94	1.79
	Hypothetical(c)	1,000.00	1,015.92	8.95	1.79

(a)	Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Annualized
(c)	5% annual return before expenses.

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings

The Funds’ most recent month end portfolio holdings are available approximately sixty days after month end on the Funds’ website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available online on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

Change in Independent Registered Public Accounting Firm

On May 12, 2009, Deloitte & Touche LLP was selected as each Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of each Fund’s Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Deloitte & Touche LLP. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended October 31, 2008 and the year ended October 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through May 12, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

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THE ALGER INSTITUTIONAL FUNDS

111 Fifth Avenue

New York, NY 10003

(800) 992-3362

www.alger.com

Investment Manager

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

SAIF 043009

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date:  June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date:  June 30, 2009

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date:  June 30, 2009